Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)/income	$ (1,405,766)	$ 554,827	$ (652,728)	$ 1,066,375	$ 751,666
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Allowance for credit loss	568,229
Effect of exchange rate changes	1,184
Provision for doubtful accounts			116,428
Depreciation	40,959	34,833	83,226	81,625	33,368
Amortization of lease right-of-use assets	110,229	78,572	180,464
Share of profit from long-term investment		(4,857)	(2,119)	(8,402)
Disposal gain from property and equipment		(196,503)	(125,804)	(193,191)
Inventory provision/(write-downs)	2,203	(106,562)	19,981	21,282	72,456
Deferred tax expenses/(benefits)	(216,713)		(160,402)	80,519	(93,304)
Long-term investment impairment			60,046
Changes in operating assets and liabilities:
Accounts receivable, net	(725,166)	(214,791)	36,738	(910,221)	441,890
Other non-current assets				(61,039)
Prepaid expenses and other current assets, net	(3,233,957)	(2,111,470)	(3,871,930)	(520,377)	(154,502)
Inventories, net	539,517	340,458	(359,859)	(78,455)	225,582
Accounts payable	(320,628)	316,972	624,347	(11,703)	32,819
Contract liabilities	25,350	(16,183)	84,680	371,639	(220,901)
Accrued expenses and other current liabilities	(5,188)	227,108	(25,816)	152,448	16,361
Amounts due from related parties		34,552	34,552	(40,098)
Amounts due to related parties	(16,189)	(878,943)	139,772	946,379	(79,142)
Tax payable	928,135	181,609	113,597	272,148	191,904
Operating lease liabilities	(103,326)	(49,862)	(178,341)
Net cash used in operating activities	(3,811,127)	(1,810,240)	(3,883,168)	1,168,928	1,218,197
Cash flow from investing activities
Purchase of property and equipment		(12,227)	(12,137)	(481,391)	(3,067,173)
Proceeds from disposal of property and equipment		1,963,268	1,745,094	1,265,217
Proceed from withdrawal of long-term investment			93,574
Purchase of long-term investments				(40,098)	(139,393)
Net cash provided by investing activities		1,951,041	1,826,531	743,728	(3,206,566)
Cash flow from financing activities
Proceeds from issuance of Class A ordinary shares upon the completion of IPO	5,356,792
Proceeds from short-term debts	132,258	272,360		160,391	278,787
Proceeds from long-term debts			1,238,592	1,167,861	2,589,662
Repayments of short-term debts	(33,726)	(46,147)	(107,963)	(280,692)
Repayments of long-term debts	(179,420)	(1,495,860)	(1,918,181)	(1,001,815)	(846,218)
Repayments of other long-term debts	(878,962)
Capital contribution from shareholder		1,456,113	1,430,612
Payments for deferred offering costs			(1,041,447)
Payments of listing expenses	(150,606)	(342,093)
Net cash provided by/(used in) financing activities	4,246,336	(155,627)	(398,387)	45,745	2,022,231
Effect of exchange rate changes	(58,969)	(170,542)	(123,887)	(51,067)	(8,604)
Net change in cash and cash equivalents	376,240	(185,368)	(2,578,911)	1,907,334	25,258
Cash and cash equivalents, beginning of the year	1,107,480	3,686,391	3,686,391	1,779,057	1,753,799
Cash and cash equivalents, end of the year	1,483,720	3,501,023	1,107,480	3,686,391	1,779,057
Income tax paid	150,124	92,963	150,124	33,291	2,940
Obtaining right-of-use assets in exchange for operating lease liabilities	147,083	1,231,111	805,409
Interest expense paid	65,901	49,914	65,901	57,776	46,522
Supplemental disclosures of non-cash activities:
Income tax paid	150,124	92,963	150,124	33,291	2,940
Obtaining right-of-use assets in exchange for operating lease liabilities	147,083	1,231,111	805,409
Interest expense paid	$ 65,901	$ 49,914	$ 65,901	$ 57,776	$ 46,522